SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation, Employee defined contribution plan and Recent accounting pronouncements (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	5 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($) $ / shares ¥ / $	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / $
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convenience translation rate (RMB to USD) | ¥ / $		0.1454			0.1454
Defined contribution plan cost	¥ 1,999		¥ 36,365	¥ 13,862
Statement of comprehensive income
Net revenue	1,658	$ 646,791	4,447,018	788,144
Provision for financial assets receivable		(7,852)	(53,989)	(16,273)
Provision for accounts receivable and contract assets	(108)	(12,175)	(83,707)	(21,180)
Income tax benefit (expense)	7,924	(67,829)	(466,360)	(48,178)
Net (loss) income	(20,716)	173,558	1,193,311	164,865
Comprehensive (loss) income	¥ (20,716)	$ 174,094	¥ 1,196,994	¥ 164,865
Net income (loss) per share-Basic | (per share)	¥ (0.10)	$ (1.37)	¥ (9.39)	¥ 0.83
Net income (loss) per share-Diluted | (per share)	¥ (0.10)	$ (1.37)	¥ (9.39)	¥ 0.83
Balance sheets
Accounts receivable and contract assets, net		$ 260,599		¥ 327,103	¥ 1,791,745
Financial assets receivable, net		173,605		270,122	1,193,621
Deferred tax assets				75,536
Other tax payable		23,922		31,329	164,478
Accumulated (deficit)/Retained earnings		(62,579)		144,149	¥ (430,263)
Loan facilitation service
Statement of comprehensive income
Net revenue	¥ 1,618	451,986	¥ 3,107,633	552,313
Post-origination services
Statement of comprehensive income
Net revenue	40	$ 110,240	¥ 757,957	95,037
ASU 2014-09 | As previously reported
Statement of comprehensive income
Net revenue	60			309,052
Income tax benefit (expense)	8,297			62,232
Net (loss) income	(21,833)			(166,365)
Comprehensive (loss) income	¥ (21,833)			¥ (166,365)
Net income (loss) per share-Basic | ¥ / shares	¥ (0.11)			¥ (0.84)
Net income (loss) per share-Diluted | ¥ / shares	¥ (0.11)			¥ (0.84)
Balance sheets
Financial assets receivable, net				¥ 140,356
Deferred tax assets				186,319
Other tax payable				17,590
Accumulated (deficit)/Retained earnings				(188,198)
ASU 2014-09 | As previously reported | Loan facilitation service
Statement of comprehensive income
Net revenue	¥ 42			117,780
ASU 2014-09 | As previously reported | Post-origination services
Statement of comprehensive income
Net revenue	18			50,478
ASU 2014-09 | New revenue standard adjustment
Statement of comprehensive income
Net revenue	1,598			479,092
Provision for financial assets receivable				(16,273)
Provision for accounts receivable and contract assets	(108)			(21,180)
Income tax benefit (expense)	(373)			(110,410)
Net (loss) income	1,117			331,230
Comprehensive (loss) income	¥ 1,117			¥ 331,230
Net income (loss) per share-Basic | ¥ / shares	¥ 0.01			¥ 1.67
Net income (loss) per share-Diluted | ¥ / shares	¥ 0.01			¥ 1.67
Balance sheets
Accounts receivable and contract assets, net				¥ 327,103
Financial assets receivable, net				129,766
Deferred tax assets				(110,783)
Other tax payable				13,739
Accumulated (deficit)/Retained earnings				332,347
ASU 2014-09 | New revenue standard adjustment | Loan facilitation service
Statement of comprehensive income
Net revenue	¥ 1,576			434,533
ASU 2014-09 | New revenue standard adjustment | Post-origination services
Statement of comprehensive income
Net revenue	¥ 22			¥ 44,559